Trade and other receivables	6 Months Ended
Jun. 30, 2024
Trade and other receivables
Trade and other receivables

8.     Trade and other receivables

The Group had no trade receivables as of June 30, 2024 (December 31, 2023: €0).

Other receivables are all due within the short-term and mainly comprise value-added tax receivables of €1.5 million (December 31, 2023: €871) and the balance of the consideration of €3.0 million (December 31, 2023: €3.1 million) for the sale of AbCheck to Ampersand, refer note 7.